SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.[ ]

[ ] Post-Effective Amendment No. [ ]

(Check Appropriate Box or Boxes)

                           AXP Dimensions Series, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered:              Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

AXP Dimensions Series, Inc. has adopted a master/feeder operating structure. This Registration Statement includes a signature page for Growth Trust, the master fund.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine. It is proposed that this filing will become effective on March 3, 2004.

                            AMERICAN EXPRESS(R) FUNDS

                           Principal Executive Office
                     901 Marquette Avenue South, Suite 2810
                           Minneapolis, MN 55402-3268

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

                            To be held _______, 2004

                        AXP(R) Strategy Series, Inc.
                               - AXP(R) Focused Growth Fund

                        AXP(R) Dimensions Series, Inc.
                         - AXP(R) Growth Dimensions Fund

AXP Focused Growth Fund ("Focused Growth") and AXP Growth Dimensions Fund ("Growth Dimensions") (individually a "Selling Fund" and together the "Selling Funds") will hold a special shareholders' meeting at ____.m. on _______, 2004, at _________________, Minneapolis, MN. This will be a joint meeting for each of the funds listed above. At the meeting, shareholders will consider the following:

o A proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between each Selling Fund and AXP(R) New Dimensions Fund(R) ("New Dimensions" or the "Buying Fund"). Under this Agreement, the Selling Fund will transfer all of its assets attributable to Classes A, B, C and Y to the Buying Fund in exchange for corresponding Class A, B, C and Y shares of the Buying Fund. These shares will be distributed proportionately to you and the other shareholders of the Selling Fund. The Buying Fund will assume the Selling Fund's liabilities.

Please take a few minutes to read the proxy statement. It discusses the proposal in more detail. If you were a shareholder on __________, 2004, you may vote at the meeting or any adjournment of the meeting. We hope you can attend the meeting. For those of you who cannot attend, please vote by mail, telephone or internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call your advisor or call client services toll free at (866) 270-3133. It is important that you vote. The Board of Directors (the "Board") recommends that you vote FOR the proposal. This proxy statement was first mailed to shareholders the week of ________, 2004.

                           By order of the Board of Directors

                            Leslie L. Ogg, Secretary

                           ___________, 2004

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1     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

                      COMBINED PROXY STATEMENT/PROSPECTUS

                                 Dated ____________, 2004

This document is a proxy statement for Focused Growth and Growth Dimensions and a prospectus for New Dimensions (each individually a "Fund" and collectively the "Funds"). It contains the information you should know before voting on the proposal. Please read it carefully and keep it for future reference. The address of each of the Funds is 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The phone number for each of the Funds is ______________.

The following information describes the proposed reorganization of the Selling Fund into the Buying Fund (the "Reorganization").

How the Reorganization Will Work

o The Selling Fund will transfer all of its assets to the Buying Fund. The Buying Fund will assume the Selling Fund's stated liabilities.

o The Buying Fund will issue shares of Classes A, B, C and Y to the Selling Fund in an amount equal to the value of the assets of Classes A, B, C and Y that it receives from the Selling Fund, less the liabilities it assumes. These shares will be distributed to the Selling Fund's shareholders in proportion to their holdings in the Selling Fund. You will not pay any sales charge in connection with this distribution of shares.

Fund Investment Objectives

The investment objective for each of the Funds is as follows:

         Selling Fund
            Focused Growth: Long-term capital growth.
            Growth Dimensions: Long-term capital growth.

         Buying Fund
            New Dimensions: Long-term growth of capital.

Please note that the Buying Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its goal.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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2     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Where to Get More Information

The Buying Fund

Most recent prospectus, dated Sept.      Accompanying, and incorporated by
29, 2003.                                reference into, this proxy
                                         statement/prospectus.
---------------------------------------- --------------------------------------
Most recent annual report, for the       Incorporated by reference into this
period ended July 31, 2003.              proxy statement/prospectus. For a
                                         copy at no charge, call toll-free (800)
                                         862-7919 or write to the address at the
                                         bottom of this table.
---------------------------------------- --------------------------------------

The Selling Fund

Focused Growth's most recent             Incorporated by reference into this
prospectus, dated May 30, 2003, as       proxy statement/prospectus. For a
supplemented.                            copy at no charge, call toll-free
                                         (800) 862-7919 or write to the
Growth Dimensions' most recent           address at the bottom of this table.
prospectus, dated Sept. 29, 2003, as
supplemented.

---------------------------------------- --------------------------------------

This Proxy Statement/Prospectus

Statement of Additional Information      Incorporated by reference into this
dated the same date as this proxy        proxy statement/prospectus. For a
statement/prospectus. This document      copy at no charge, call toll-free
contains information about both the      (866) 270-3133 or write to the
Selling Fund and the Buying Fund.        address at the bottom of this table.
---------------------------------------- --------------------------------------
To ask questions about this proxy        Call toll-free (866) 270-3133 or
statement/prospectus.                    write to: American Express Client
                                         Service Corporation 70100 AXP
                                         Financial Center Minneapolis, MN
                                         55474.
---------------------------------------- --------------------------------------

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at http://www.publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's Web site at http://www.sec.gov.

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3     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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TABLE OF CONTENTS
                                                                            Page

Section A -- Approve or Reject the Agreement  and Plan of Reorganization     5

     Summary                                                                 5
         How the Reorganization Will Work                                    5
         Comparison of the Selling Fund and the Buying Fund                  5
         Risk Factors                                                        7
         Tax Consequences                                                   10

     Fees and Expenses                                                      10

     The Reorganization                                                     15
         Terms of the Reorganization                                        15
         Conditions to Closing the Reorganization                           15
         Termination of the Agreement                                       16
         Tax Status of the Reorganization                                   16
         Reasons for the Proposed Reorganization and Board Deliberations    18
         Boards' Determinations                                             20
         Recommendation and Vote Required                                   20

Section B -- Proxy Voting and Shareholder Meeting Information               21

Section C -- Capitalization and Ownership of Fund Shares                    23

Exhibits

A. Form of Agreement and Plan of Reorganization.                           A.1

B. Minnesota Business Corporation Act Sections 302A.471 and 302A.473.      B.1

C. Management's Discussion of the Buying Fund.                             C.1

D. Most Recent Buying Fund Prospectus.                                     D.1

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4     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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SECTION A -- APPROVE OR REJECT THE AGREEMENT  AND PLAN OF REORGANIZATION

SUMMARY

This proxy statement/prospectus is being used by the Board of the Selling Fund to solicit proxies to vote at a special meeting of shareholders. The purpose of the meeting is to consider a proposal to approve the Agreement providing for the Reorganization of the Selling Fund into the Buying Fund.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary.

How the Reorganization Will Work

o The Selling Fund will transfer all of its assets to the Buying Fund. The Buying Fund will assume the Selling Fund's stated liabilities.

o The Buying Fund will issue shares of Classes A, B, C and Y to the Selling Fund in an amount equal to the value of the assets of Classes A, B, C and Y that it receives from the Selling Fund, less the liabilities it assumes. These shares will be distributed to the Selling Fund's shareholders in proportion to their holdings in the Selling Fund. If you already have a Buying Fund account, shares distributed in the Reorganization will be added to that account.

o Neither the Selling Fund nor the shareholders of the Selling Fund will pay any sales charge in connection with the Reorganization.

o After the Reorganization is completed, current Selling Fund shareholders will be shareholders of the Buying Fund. The Selling Fund will be terminated.

Comparison of the Selling Fund and the Buying Fund

Both the Selling Fund and the Buying Fund:

o Are structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.

o Have American Express Financial Corporation ("AEFC") as an investment adviser.

o Have the same policies for buying and selling shares and the same exchange rights.

o    Have the same distribution policies.

o Have different classes of shares: Classes A, B, C and Y. The Buying Fund also has Class I shares.

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5     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Comparison of Investment Objectives

The investment objectives for the funds are as follows:

   Selling Fund
      Focused Growth: Long-term capital growth.
      Growth Dimensions: Long-term capital growth.

   Buying Fund
      New Dimensions: Long-term growth of capital.

Comparison of Investment Strategies

Focused Growth: The Fund is a non-diversified mutual fund that primarily invests in equity securities that appear to offer growth opportunities. The Fund normally focuses its investment in a core group of 20 to 50 common stocks of medium and large size companies. The Fund may invest up to 30% of its total assets in foreign investments.

Growth Dimensions: The Fund invests primarily in equity securities showing potential for significant growth. These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

New Dimensions: The Fund primarily invests in common stocks showing potential for significant growth. These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

All Funds:

o Unusual Market Conditions. During unusual market conditions, each of the Funds may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses and taxes.

o Other Strategies. For each of the Funds, the investment adviser may invest in other securities and may employ other investment strategies that are not principal investment strategies. Each of the Funds may invest in money market securities and may use derivative instruments, such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. In addition, New Dimensions may invest in high-yield (high-risk) securities or junk bonds.

Comparison of Fundamental Policies

Each Fund has substantially similar fundamental investment policies. New Dimensions and Growth Dimensions each have two fundamental policies that are not fundamental policies of Focused Growth. Those two fundamental policies 1) prohibit investments of more than 5% of the Funds' total assets in

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6     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
securities of any one company or government, excluding securities issued by the U.S. government, and 2) prohibit the Fund from purchasing more than 10% of the outstanding voting securities of an issuer. Because Focused Growth is a non-diversified fund, it is not subject to those limitations. Focused Growth and Growth Dimensions each have a fundamental policy that is not a fundamental policy of New Dimensions. That fundamental policy prohibits the issuance of senior securities, except as permitted under the 1940 Act. Even though that policy is not stated as fundamental policy of New Dimensions, the Fund is nonetheless subject to that restriction under the provisions of the 1940 Act. If shareholders of the Selling Fund approve the Reorganization, they will be subject to the fundamental investment policies of the Buying Fund. AEFC does not believe that the differences between the fundamental investment policies will result in any material difference in the way the Funds are managed.

Risk Factors

The principal risks associated with an investment in the Fund are shown below.

                             Focused           Growth             New
Risk                          Growth         Dimensions        Dimensions
Market Risk                     x                 x                 x
Issuer Risk                     x                 x                 x
Style Risk                      x                 x                 x
Foreign Risk                    x                 x                 x
Sector Risk                     x

o Market Risk. The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

o Issuer Risk. The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decision, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

o Style Risk. The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

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7     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

o    Foreign Risk. The following are all components of foreign risk:

     Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

     Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

     Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

o Sector Risk -- Focused Growth. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more susceptible to a single economic, political or regulatory event than a diversified fund. In addition, the fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media, telecommunications, health care or financial sectors. This may result in greater market fluctuation than would happen with a fund invested in a wider variety of companies. As these sectors increase or decrease in favor with the investing public, the price of securities of companies in the sectors will fluctuate unpredictably. In addition, companies in those sectors, or in companies that rely heavily on those sectors, could become increasingly sensitive to down swings in the economy.

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8     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Master/Feeder Structure. The Buying Fund is part of a master/feeder structure. The Buying Fund, a feeder fund, seeks its investment objective by investing its assets in a master fund with the same policies. The master fund invests in and manages the securities. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. Here is an illustration of the structure:

                        Investors buy shares in the Fund

                     The Fund buys units in the master fund

         The master fund invests in securities, such as stocks or bonds

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9     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Performance

Performance information for Class A shares of the Funds is shown below.

Table A-1

Average Annual Total Returns As of Dec. 31, 2003(a)

                              1 year    5 years    10 years       Since       Inception
Fund                                                            inception         date
Focused Growth                26.71%         --          --     (24.55%)       6/26/2000
Growth Dimensions             25.26%         --          --     (18.18%)       6/26/2000
New Dimensions                24.30%       (.22%)      9.97%        --                --

(a) Returns do not include the 5.75% Class A sales charge.

Tax Consequences

The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel, substantially to that effect. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a result of the Reorganization, and the tax basis of the shares received by the Selling Fund's shareholders is expected to be the same in the aggregate as the tax basis of the shareholder's Selling Fund shares. At any time prior to the consummation of the Reorganization, a shareholder may redeem shares. This would likely result in recognition of gain or loss to these shareholders for federal income tax purposes.

A substantial portion of the portfolio assets of the Selling Fund may be sold in connection with the Reorganization. The actual tax impact of those sales will depend on the difference between the price at which the portfolio assets are sold and the Selling Fund's basis in the assets. Any capital gains recognized in these sales on a net basis will be distributed to the Selling Fund's shareholders as capital-gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and the distributions will be taxable to shareholders.

For more information about the federal income tax consequences of the Reorganization, see the section entitled "Tax Status of the Reorganization."

FEES AND EXPENSES

The following table describes the fees and expenses that you pay if you buy and hold shares of the Selling Fund or shares of the Buying Fund. The table also shows pro forma expenses of the Buying Fund assuming the proposed Reorganization had been effective during the most recent fiscal year.

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10     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Table A-2

Actual and Pro Forma Fund Expenses For the Most Recent Fiscal Year

Shareholder Fees (fees paid directly from your investment)

                                                       Class A     Class B   Class C     Class Y
Maximum sales charge (load) imposed on
purchases(a) as a percentage of offering price          5.75%       none      none        none

Maximum deferred sales charge (load) imposed
on sales (as a percentage of offering price at
time of purchase)                                       none(b)      5%       1%(c)       none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:

Focused Growth                       Class A   Class B   Class C    Class Y

Management fees(e)                    0.57%     0.57%     0.57%      0.57%
Distribution (12b-1) fees             0.25%     1.00%     1.00%      0.00%
Other expenses(f)                     0.86%     0.87%     0.87%      0.95%
Total                                 1.68%     2.44%     2.44%      1.52%
Fee waiver/expense reimbursement      0.36%     0.36%     0.36%      0.36%
Net expenses                          1.32%     2.08%     2.08%      1.16%

Growth Dimensions

Management fees(e)                    0.54%     0.54%     0.54%      0.54%
Distribution (12b-1) fees             0.25%     1.00%     1.00%      0.00%
Other expenses(f)                     0.50%     0.51%     0.51%      0.59%
Total                                 1.29%     2.05%     2.05%      1.13%

New Dimensions

Management fees(e)                    0.57%     0.57%     0.57%      0.57%
Distribution (12b-1) fees             0.25%     1.00%     1.00%      0.00%
Other expenses(f)                     0.26%     0.28%     0.30%      0.34%
Total                                 1.08%     1.85%     1.87%      0.91%

New Dimensions - Pro Forma with Focused Growth

Management fees(e)                    0.57%     0.57%     0.57%      0.57%
Distribution (12b-1) fees             0.25%     1.00%     1.00%      0.00%
Other expenses(f)                     0.26%     0.28%     0.30%      0.34%
Total                                 1.08%     1.85%     1.87%      0.91%

See accompanying notes to annual fund operating expenses.

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11     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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Table A-2 (continued)

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:

                                     Class A   Class B   Class C    Class Y

New Dimensions - Pro Forma with Growth Dimensions

Management fees(e)                    0.57%     0.57%     0.57%      0.57%
Distribution (12b-1) fees             0.25%     1.00%     1.00%      0.00%
Other expenses(f)                     0.26%     0.28%     0.30%      0.34%
Total                                 1.08%     1.85%     1.87%      0.91%

New Dimensions - Pro Forma with Focused Growth and Growth Dimensions

Management fees(e)                    0.57%     0.57%     0.57%      0.57%
Distribution (12b-1) fees             0.25%     1.00%     1.00%      0.00%
Other expenses(f)                     0.26%     0.28%     0.30%      0.34%
Total                                 1.08%     1.85%     1.87%      0.91%

Notes to annual fund operating expenses.

(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds.

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Other expenses are based on estimated amounts for the current fiscal year. For Focused Growth, AEFC has agreed to waive certain fees and to absorb certain expenses until March 31, 2004. Under this agreement, total expenses will not exceed 1.32% for Class A, 2.08% for Class B, 2.08% for Class C and 1.16% for Class Y. For Growth Dimensions, AEFC has agreed to waive certain fees and to absorb certain expenses until July 31, 2004. Under this agreement, total expenses will not exceed 1.35% for Class A, 2.11% for Class B, 2.11% for Class C and 1.19% for Class Y. Total expenses reflected in the table above are below these caps. New Dimensions is a feeder fund that is part of a master/feeder structure. For New Dimensions, both in this table and the following example, fund operating expenses include expenses charged by both the Fund and its Master Portfolio.

(e) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.08% for Focused Growth; increased the management fee by 0.02% for Growth Dimensions; and increased the management fee by 0.05% for New Dimensions.

(f) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated under the current arrangements and if the proposed reorganization had been in effect.

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12     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Fund                             1 year    3 years   5 years   10 years

Focused Growth

Class A(a)                        $702     $1,041    $1,404     $2,424
Class B                           $611(b)  $1,027(b) $1,369(b)  $2,565(c)
Class C                           $311     $  727    $1,269     $2,753
Class Y                           $118     $  445    $  796     $1,787

Growth Dimensions

Class A(a)                        $699       $961    $1,243     $2,047
Class B                           $608(b)    $943(b) $1,204(b)  $2,188(c)
Class C                           $208       $643    $1,104     $2,384
Class Y                           $115       $359    $  623     $1,379

New Dimensions

Class A(a)                        $679       $899    $1,137     $1,821
Class B                           $588(b)    $882(b) $1,102(b)  $1,972(c)
Class C                           $190       $588    $1,012     $2,195
Class Y                           $ 93       $290    $  505     $1,124

New Dimensions - Pro Forma with Focused Growth

Class A(a)                        $679       $899    $1,137     $1,821
Class B                           $588(b)    $882(b) $1,102(b)  $1,972(c)
Class C                           $190       $588    $1,012     $2,195
Class Y                           $ 93       $290    $  505     $1,124

New Dimensions - Pro Forma with Growth Dimensions

Class A(a)                        $679       $899    $1,137     $1,821
Class B                           $588(b)    $882(b) $1,102(b)  $1,972(c)
Class C                           $190       $588    $1,012     $2,195
Class Y                           $ 93       $290    $  505     $1,124

New Dimensions - Pro Forma with Focused Growth and Growth Dimensions

Class A(a)                        $679       $899    $1,137     $1,821
Class B                           $588(b)    $882(b) $1,102(b)  $1,972(c)
Class C                           $190       $588    $1,012     $2,195
Class Y                           $ 93       $290    $  505     $1,124

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

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13     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

You would pay the following expenses if you did not redeem your shares.

Fund                             1 year    3 years    5 years  10 years

Focused Growth

Class A(a)                        $702     $1,041    $1,404     $2,424
Class B                           $211     $  727    $1,269     $2,565(b)
Class C                           $211     $  727    $1,269     $2,753
Class Y                           $118     $  445    $  796     $1,787

Growth Dimensions

Class A(a)                        $699       $961    $1,243     $2,047
Class B                           $208       $643    $1,104     $2,188(b)
Class C                           $208       $643    $1,104     $2,384
Class Y                           $115       $359    $  623     $1,379

New Dimensions

Class A(a)                        $679       $899    $1,137     $1,821
Class B                           $188       $582    $1,002     $1,972(b)
Class C                           $190       $588    $1,012     $2,195
Class Y                           $ 93       $290    $  505     $1,124

New Dimensions - Pro Forma with Focused Growth

Class A(a)                        $679       $899    $1,137     $1,821
Class B                           $188       $582    $1,002     $1,972(b)
Class C                           $190       $588    $1,012     $2,195
Class Y                           $ 93       $290    $  505     $1,124

New Dimensions - Pro Forma with Growth Dimensions

Class A(a)                        $679       $899    $1,137     $1,821
Class B                           $188       $582    $1,002     $1,972(b)
Class C                           $190       $588    $1,012     $2,195
Class Y                           $ 93       $290    $  505     $1,124

New Dimensions - Pro Forma with Focused Growth and Growth Dimensions

Class A(a)                        $679       $899    $1,137     $1,821
Class B                           $188       $582    $1,002     $1,972(b)
Class C                           $190       $588    $1,012     $2,195
Class Y                           $ 93       $290    $  505     $1,124

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

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14     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

THE REORGANIZATION

Terms of the Reorganization

The Board has approved the Agreement, a copy of which is attached as Exhibit A. The Agreement provides for Reorganization on the following terms:

o The Reorganization is scheduled to occur on the first day that the NYSE is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Selling Fund and the Buying Fund.

o The Selling Fund will transfer all of its assets to the Buying Fund and, in exchange, the Buying Fund will assume the Selling Fund's stated liabilities.

o The Buying Fund will issue Class A, B, C and Y shares to the Selling Fund in an amount equal to the value of the assets of Classes A, B, C and Y that it receives from the Selling Fund, less the liabilities assumed by the Buying Fund in the transaction. These shares will immediately be distributed by the Selling Fund to its shareholders in proportion to their holdings in the Selling Fund. As a result, shareholders of the Selling Fund will become Class A, B, C or Y shareholders of the Buying Fund.

o Neither the Selling Fund nor the shareholders of the Selling Fund will pay any sales charge in connection with the Reorganization.

o The net asset value of the Selling Fund and the Buying Fund will be computed as of 3:00 p.m. Central time, on the closing date.

o    After the Reorganization, the Selling Fund will be terminated.

Conditions to Closing the Reorganization

The completion of the Reorganization is subject to certain conditions described in the Agreement, including:

o The Selling Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders of the Fund for the taxable years ending at or prior to the closing.

o The Funds will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

o A registration statement on Form N-14 will have been filed with the SEC and declared effective.

o    The shareholders of the Selling Fund will have approved the Agreement.

o The Selling Fund will have received an opinion of tax counsel that the proposed Reorganization will result in no gain or loss being recognized by any shareholder.

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15     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Termination of the Agreement

The Agreement and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of the Selling Fund or the Buying Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Selling Fund or the Buying Fund or the directors, officers or shareholders of the Selling Fund or of the Buying Fund.

Tax Status of the Reorganization

The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel (which opinion will be based on certain factual representations and certain customary assumptions), to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"):

o The transfer of the Selling Fund's assets to the Buying Fund in exchange for Class A, B, C and Y shares of the Buying Fund and the assumption of the Selling Fund's liabilities, followed by the distribution of those Class A, B, C and Y shares to the Selling Fund's shareholders and the termination of the Selling Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

o Under Section 361 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund or on the distribution by the Selling Fund of Class A, B, C and Y shares of the Buying Fund to Selling Fund shareholders in liquidation.

o Under Section 354 of the Code, the shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their Class A, B, C or Y shares of the Selling Fund solely for Buying Fund Class A, B, C or Y shares as part of the Reorganization.

o Under Section 358 of the Code, the aggregate basis of the Class A, B, C or Y shares of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate basis of the Class A, B, C or Y shares of the Selling Fund exchanged therefore.

o Under Section 1223(1) of the Code, the tax holding period for the Class A, B, C or Y shares of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will include the period for which he or she held the Class A, B, C or Y shares of the Selling Fund exchanged therefore, provided that on the date of the exchange he or she held such Selling Fund shares as capital assets.

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16     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

o Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of the Selling Fund's assets solely in exchange for the issuance of Buying Fund's Class A, B, C and Y shares to the Selling Fund and the assumption of all of the Selling Fund's liabilities by the Buying Fund.

o Under Section 362(b) of the Code, the basis in the hands of the Buying Fund of the assets of the Selling Fund transferred to the Buying Fund will be, in each instance, the same as the basis of those assets in the hands of the Selling Fund immediately prior to the transfer.

o Under Section 1223(2) of the Code, the tax holding period of the assets of the Selling Fund in the hands of the Buying Fund will include periods during which such assets were held by the Selling Fund.

o The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder.

Prior to the closing of the Reorganization, the Selling Fund will distribute to its shareholders all of its respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforward), if any, that have not been previously distributed to shareholders. These distributions will be taxable to shareholders.

A Fund's ability to carry forward realized capital losses of another Fund and use them to offset future gains may be limited. First, one Fund's capital losses cannot be used to offset non de-minimis net pre-reorganization "built-in" gains of any other Fund for five tax years. Second, a portion of a Fund's capital losses may become unavailable for use by another Fund to offset any gains at all. Third, capital losses that do remain available will offset capital gains realized after a Reorganization and thus will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganizations not occurred.

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17     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

As of Feb. 29, 2004, neither of the Selling Funds had non de-minimis "built-in" gains against which another Fund's capital losses could not be used. However, the Buying Fund had "built-in" gains of approximately $________ against which the capital losses of the Selling Funds could not be used for five tax years. The Buying Fund's "built-in" gains could be partially offset by its own "built-in" losses of approximately $________. Also, as of Feb. 29, 2004, Focused Growth had approximately $________ of net realized capital losses, including net current-year capital losses and capital loss carryforwards, and Growth Dimensions had approximately $________ of net realized capital losses, including net current-year capital losses and capital loss carryforwards. If the Reorganizations had occurred on Feb. 29, 2004, a significant portion of the capital losses of each of the Selling Funds would have become unavailable for use by the Buying Fund, and the remaining capital losses would have been spread among a much broader group of shareholders than would have been the case absent the Reorganization.

This description of the federal income tax consequences of the Reorganization does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

Reasons for the Proposed Reorganization and Board Deliberations

The Board believes that the proposed Reorganization will be advantageous to Selling Fund shareholders for several reasons. The Board considered the following matters, among others, in approving the Reorganization.

o Terms and Conditions of the Reorganization. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.

o Tax Consequences. The Board considered the tax-free nature of the Reorganization.

o Continuity of Investment. The Board took into account the fact that, following the Reorganization, shareholders of the Selling Fund will be invested in a fund holding a similar investment securities portfolio, with similar investment objectives, policies, and restrictions.

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18     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

o Expense ratios. The Board considered the relative expenses of the Funds. Following the Reorganization, the expense ratio for the Buying Fund is expected to be lower than the expense ratio of the Selling Fund. Thus, Selling Fund shareholders are expected to experience lower per share fixed costs by holding shares of the Buying Fund than they would if they continued to hold shares in the Selling Fund. In addition, both Selling Funds are relatively small and Focused Growth has been losing assets. The Board considered that higher aggregate net assets resulting from the Reorganization and the opportunity for net cash inflows may reduce the risk that, if net assets of the Selling Fund fail to grow, or diminish, its total expense ratio could rise as fixed expenses become a larger percentage of net assets.

o Economies of Scale. The Board considered the advantage of combining Funds that share similar investment objectives, styles and holdings. The Board believes that by combining the Funds, the shareholders continue to have available to them a Fund with a similar investment objective, but can at the same time take advantage of the economies of scale associated with a larger fund. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Expenses such as audit expenses and accounting expenses that are charged on a per fund basis will be reduced.

o Costs. The Board considered the fact that AEFC has agreed to bear all solicitation expenses in order to achieve shareholder approval of the Reorganization and to bear any other costs of effecting the Reorganization.

o Dilution. The Board considered the fact that the Reorganization will not dilute the interests of the current shareholders.

o Performance. The Board considered the relative performance records of the funds.

o Potential Benefits to AEFC and its Affiliates. The Board also considered the potential benefits from the Reorganization that could be realized by AEFC and its affiliates. The Board recognized that the potential benefits to AEFC consist principally of the elimination of expenses incurred in duplicative efforts to administer separate funds. For Focused Growth, AEFC also will benefit to the extent it no longer waives its fees. The Board also noted, however, that shareholders of the Selling Fund will benefit directly from any decrease in overall operating expense ratios resulting from the proposed Reorganization.

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19     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Boards' Determinations

After considering the factors described above and other relevant information, at a meeting held on Jan. 7-8, 2004, the Selling Fund Board members, including a majority of the independent Board members, found that participation in the Reorganization is in the best interests of the Selling Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

The Board of Directors of the Buying Fund approved the Agreement at a meeting held on Jan. 7-8, 2004. The Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the Buying Fund and that the interests of existing shareholders of the Buying Fund will not be diluted as a result of the Reorganization.

Recommendation and Vote Required

The Board recommends that shareholders approve the proposed Agreement. The Agreement must be approved by a majority of the voting power of all shares entitled to vote. If the Agreement is not approved, the Board will consider what further action should be taken.

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20     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

SECTION B -- PROXY VOTING AND  SHAREHOLDER MEETING INFORMATION

Voting. You are entitled to vote based on your total dollar interest in the Fund. Each dollar is entitled to one vote. For those of you who cannot come to the meeting, the Board is asking permission to vote for you. The shares will be voted as you instruct either by mail, telephone or internet. Signed proxy cards returned without instructions will be voted in favor of all proposals.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of any proposals. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)

If your shares are held in an IRA account, you have the right to instruct the IRA Custodian how to vote those shares. The IRA Custodian will vote any shares for which it has not received voting instructions in proportionately the same manner -- either For, Against, or Abstain -- as other fund shareholders have voted.

Revoking Your Proxy. If your plans change and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting your shares in person. Also, if you change your mind after you vote, you may change your vote or revoke it by mail, telephone or internet.

Joint Proxy Statement/Simultaneous Meetings. This joint proxy statement reduces the preparation, printing and mailing costs of sending separate proxy statements for each Selling Fund. The meetings will be held simultaneously with each proposal being voted on separately by shareholders of a Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

Solicitation of Proxies. The Board is asking for your vote and for you to vote as promptly as possible. AEFC will pay the expenses of the solicitation. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact.

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21     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Shareholder Proposals. No proposals were received from shareholders. The Funds are not required to hold regular meetings of shareholders each year. However, meetings of shareholders are held from time to time and proposals of shareholders that are intended to be presented at future shareholder meetings must be submitted in writing to the Funds in reasonable time prior to the solicitation of proxies for the meeting.

Dissenters' Right of Appraisal. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Selling Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as Exhibit B.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Selling Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

Adjournment. In the event that not enough votes in favor of the proposal are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of shareholders on the proposal. Any adjournment requires the affirmative vote of a majority of the voting power the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposal. They will vote against any adjournment those shares that have voted against the proposal. AEFC will pay the costs of any additional solicitation and of any adjourned meeting.

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22     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

SECTION C -- CAPITALIZATION AND  OWNERSHIP OF FUND SHARES

Capitalization

The following table shows the capitalization of the Funds as of Feb. 29, 2004 and on a pro forma basis, assuming the proposed Reorganization had taken place.

Table C-1

Capitalization
                                             Net asset value        Shares
Fund                           Net assets        per share        outstanding

Focused Growth

Class A
Class B
Class C
Class Y

Growth Dimensions

Class A
Class B
Class C
Class Y
New Dimensions

Class A
Class B
Class C
Class Y

New Dimensions - Pro Forma with Focused Growth

Class A
Class B
Class C
Class Y

New Dimensions - Pro Forma with Growth Dimensions

Class A
Class B
Class C
Class Y

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23     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Capitalization

                                             Net asset value        Shares
Fund                           Net assets        per share        outstanding

New Dimensions - Pro Forma with Focused Growth and Growth Dimensions

Class A
Class B
Class C
Class Y

Ownership of Fund Shares

The following table provides information on shareholders who owned more than 5% of the Fund's outstanding shares as of Feb. 29, 2004. As of Feb. 29, 2004, officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

Table C-2

Ownership of Fund Shares

                                                                   Percent of
                                      Number        Percent       shares held
                                    of shares      of shares    following the
Fund                   5% owners       held           held      reorganization

Focused Growth

Class A
Class B
Class C
Class Y

Growth Dimensions

Class A
Class B
Class C
Class Y

New Dimensions

Class A
Class B
Class C
Class Y

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24     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Ownership of Fund Shares

                                                                  Percent of
                                      Number        Percent       shares held
                                    of shares      of shares    following the
Fund                   5% owners       held           held      reorganization

New Dimensions - Pro Forma with Focused Growth

Class A
Class B
Class C
Class Y

New Dimensions - Pro Forma with Growth Dimensions

Class A
Class B
Class C
Class Y

New Dimensions - Pro Forma with Focused Growth and Growth Dimensions

Class A
Class B
Class C
Class Y

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25     AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Exhibit A

Form of Agreement and Plan of Reorganization

This Agreement and Plan of Reorganization dated as of Jan. 8, 2004 (the "Agreement") is between AXP Growth Dimensions Fund (the "Selling Fund"), a series of capital stock of AXP Dimensions Series, Inc. (the "Corporation"), a Minnesota corporation and AXP New Dimensions Fund (the "Buying Fund"), a series of capital stock of the same Corporation, and American Express Financial Corporation (solely for the purposes of Section 3c and 10 of the Agreement).

In consideration of their mutual promises, the parties agree as follows:

1. Shareholder Approval. The Selling Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (the "Reorganization"). The Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Selling Fund.

2.   Reorganization.

     a. Plan of Reorganization. The Reorganization will be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, the Corporation will convey all of the assets of the Selling Fund to the Buying Fund. The Buying Fund will assume all liabilities of the Selling Fund. At the Closing, the Corporation will deliver shares of the Buying Fund, including fractional shares, to the Corporation. The number of shares will be determined by dividing the value of the net assets of shares of the Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the Buying Fund, computed as described in paragraph 3(b). The Selling Fund will not pay a sales charge on the receipt of Buying Fund shares in exchange for the assets of the Selling Fund. In addition, the shareholders of the Selling Fund will not pay a sales charge on distribution to them of shares of the Buying Fund.

     b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of the Selling Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.

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A.1      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

3.   Valuation of Net Assets.

     a. The net asset value of shares of the Selling Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Buying Fund's prospectus.

     b. The net asset value per share of shares of the Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Buying Fund's prospectus.

     c. At the Closing, the Selling Fund will provide the Buying Fund with a copy of the computation showing the valuation of the net asset value per share of shares of the Selling Fund on the Valuation Date. The Buying Fund will provide the Selling Fund with a copy of the computation showing the determination of the net asset value per share of shares of the Buying Fund on the Valuation Date. Both computations will be certified by an officer of American Express Financial Corporation, the investment manager.

4.   Liquidation and Dissolution of the Selling Fund.

     a. As soon as practicable after the Valuation Date, the Corporation will liquidate the Selling Fund and distribute shares of the Buying Fund to the Selling Fund's shareholders of record. The Buying Fund will establish shareholder accounts in the names of each Selling Fund shareholder, representing the respective pro rata number of full and fractional shares of the Buying Fund due to each shareholder. All issued and outstanding shares of the Selling Fund will simultaneously be cancelled on the books of the Corporation. The Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Corporation.

     b. Immediately after the Valuation Date, the share transfer books of the Corporation relating to the Selling Fund will be closed and no further transfer of shares will be made.

     c. Promptly after the distribution, the Buying Fund or its transfer agent will notify each shareholder of the Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

     d. As promptly as practicable after the liquidation of the Selling Fund, and in no event later than twelve months from the date of the Closing, the Selling Fund will be dissolved.

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A.2      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

5. Representations, Warranties and Covenants of the Corporation on behalf of the Buying Fund.

     The Corporation represents and warrants to the Selling Fund as follows:

     a. Organization, Existence, etc. The Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

     b. Registration as Investment Company. The Buying Fund is a series of the Corporation, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

     c. Capitalization. The Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Buying Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

     d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund, and the results of its operations and changes in its net assets for the periods shown.

     e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

     f. Authority Relative to the Agreement. The Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the Corporation or the Buying Fund are necessary.

     g. No Violation. The Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Buying Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Buying Fund.

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A.3      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

     h.   Liabilities. There are no liabilities of the Buying Fund other than:

          o    liabilities disclosed in the Buying Fund Financial Statements,

          o    liabilities   incurred  in  the   ordinary   course  of  business
               subsequent to the date of the latest annual or semi-annual financial statements, or

          o liabilities previously disclosed to the Selling Fund, none of which has been materially adverse to the business, assets or results of operation of the Buying Fund.

     i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Fund, threatened, that would materially and adversely affect the Buying Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Buying Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and the Buying Fund is not a party to or subject to the provisions of any order, decree or judgment.

     j. Contracts. Except for contracts and agreements previously disclosed to the Corporation, the Buying Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

     k. Taxes. The Buying Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Buying Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

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A.4      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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     l.  Registration Statement. The Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

6. Representations, Warranties and Covenants of the Corporation on behalf of the Selling Fund.

     The Corporation represents and warrants to the Buying Fund as follows:

     a. Organization, Existence, etc. The Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

     b. Registration as Investment Company. The Selling Fund is a series of the Corporation, registered under the 1940 Act as an open-end, management investment company.

     c. Capitalization. The Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

     d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly present the financial position of the Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

     e. Authority Relative to the Agreement. The Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the Corporation or the Selling Fund are necessary.

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A.5      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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     f.   No Violation.  The  Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Selling Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Selling Fund.

     g.   Liabilities. There are no liabilities of the Selling Fund other than:

          o    liabilities disclosed in the Selling Fund Financial Statements,

          o    liabilities   incurred  in  the   ordinary   course  of  business
               subsequent to the date of the latest annual or semi-annual financial statements, or

          o liabilities previously disclosed to the Buying Fund, none of which has been materially adverse to the business, assets or results of operation of the Selling Fund.

     h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Fund, threatened, that would materially and adversely affect the Selling Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

     i. Contracts. Except for contracts and agreements previously disclosed to the Corporation, the Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

     j. Taxes. The Selling Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Selling Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed,
          (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Buying Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Buying Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

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A.6      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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     k.  Fund Securities. All securities listed in the schedule of investments of the Selling Fund as of the Closing will be owned by the Selling Fund free and clear of any encumbrances, except as indicated in the schedule.

     l. Registration Statement. The Selling Fund will cooperate with the Buying Fund and will furnish information relating to the Corporation and the Selling Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Corporation or the Selling Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Corporation or the Selling Fund for use in the Registration Statement.

7. Conditions to Obligations of the Corporation with respect to the Selling Fund. The obligations of the Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

     a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

     b. Representations, Warranties and Agreements. The Corporation and the Selling Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Corporation will provide a certificate to the Buying Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Corporation, and delivered to the Buying Fund on or prior to the last business day before the Closing.

     c.  Regulatory Approvals.

         o The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

         o All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

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A.7      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

     d. Tax Opinion. The Corporation will have received the opinion of Ropes & Gray LLP dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Buying Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray LLP may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Selling Fund, and other written representations as an officer of the Corporation will have verified as of Closing. The opinion of Ropes & Gray LLP will be to the effect that: (i) neither the Selling Fund nor the Buying Fund will recognize any gain or loss upon the transfer of the assets of the Selling Fund to, and assumption of its liabilities by, the Buying Fund in exchange for shares of the Buying Fund and upon the distribution of the shares to the Selling Fund shareholders in exchange for their shares of the Selling Fund; (ii) the shareholders of the Selling Fund who receive shares of the Buying Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Selling Fund for the shares of the Buying Fund; (iii) the holding period and the basis of the shares received by the Selling Fund shareholders will be the same as the holding period and the basis of the shares of the Selling Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Buying Fund will be the same as the holding period and the basis of the assets to the Selling Fund immediately prior to the Reorganization.

     e. Opinion of Counsel. The Corporation will have received an opinion of counsel for the Selling Fund, dated as of the Closing, to the effect that: (i) the Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Fund is a series of the Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Corporation and the Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Corporation.

     f. Declaration of Dividend. The Selling Fund, prior to the Closing, has declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund shareholders (i) all of the excess of (x) the Selling Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Selling Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund's investment company taxable income as defined in Section 852 of the Code (in each case

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A.8      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
         computed without regard to any deduction for dividends paid), and (iii) all of the Selling Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. Conditions to Obligations of the Corporation with respect to the Buying Fund. The obligations of the Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

     a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

     b. Representations, Warranties and Agreements. The Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Corporation will provide a certificate to the Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Corporation, and delivered to the Selling Fund on or prior to the last business day before the Closing.

     c.  Regulatory Approvals.

         o The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

         o All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

     d. Tax Opinion. The Corporation will have received the opinion of Ropes & Gray LLP dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Selling Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray LLP may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Selling Fund, and other written representations as an officer of the Corporation will have verified as of Closing. The opinion of Ropes & Gray LLP will be to the effect that: (i) neither the Selling Fund nor the Buying Fund will recognize any gain or loss upon the transfer of the assets of the Selling Fund to, and assumption of its

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A.9      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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         liabilities  by, the Buying Fund in exchange  for shares of the Buying
         Fund and upon the distribution of the shares to the Selling Fund shareholders in exchange for their shares of the Selling Fund; (ii) the shareholders of the Selling Fund who receive shares of the Buying Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Selling Fund for the shares of the Buying Fund; (iii) the holding period and the basis of the shares received by the Selling Fund shareholders will be the same as the holding period and the basis of the shares of the Selling Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Buying Fund will be the same as the holding period and the basis of the assets to the Selling Fund immediately prior to the Reorganization; and (v) the Buying Fund will succeed to and take into account the items of the Selling Fund described in
         Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the regulations thereunder.

     e. Opinion of Counsel. The Corporation will have received the opinion of counsel for the Buying Fund, dated as of the Closing, to the effect that: (i) the Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Buying Fund is a series of the Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Corporation and the Buying Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Buying Fund.

9.   Amendment;   Termination;   Non-Survival   of  Covenants,   Warranties  and
     Representations.

     a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be amended at any time before or after approval by the shareholders of the Selling Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of paragraphs 2 or 3.

     b. At any time prior to the Closing, any of the parties may waive in writing (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit. However, neither party may waive the requirement to obtain shareholder approval or the requirement to obtain a tax opinion.

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A.10      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

     c. The Corporation may terminate this Agreement at any time prior to the Closing by notice to the Buying Fund if a material condition to its performance or a material covenant of the Corporation on behalf of the Buying Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Corporation on behalf of the Buying Fund and is not cured.

     d. The Corporation may terminate this Agreement at any time prior to the Closing by notice to the Selling Fund if a material condition to its performance or a material covenant of the Corporation on behalf of the Selling Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Corporation on behalf of the Selling Fund and is not cured.

     e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Selling Fund, without any liability on the part of either party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2004, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

     f. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

10. Expenses. American Express Financial Corporation will pay the costs of carrying out the provisions of this Agreement whether or not the Reorganization is completed.

11. General.

     a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

     b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

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A.11      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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12. Indemnification.

     Each party will indemnify and hold the other and its officers and directors (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

AXP Dimensions Series, Inc.
   on behalf of AXP Growth Dimensions Fund


By _________________________________
    Leslie L. Ogg
    Vice President


AXP Dimensions Series, Inc.
   on behalf of AXP New Dimensions Fund




By _________________________________

    Leslie L. Ogg
    Vice President

The undersigned is a party to this Agreement for purposes of Section 3c and 10 only.



American Express Financial Corporation




By _________________________________
    Paula R. Meyer
    Senior Vice President and General Manager - Mutual Funds

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A.12 AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Exhibit B

Minnesota Business Corporation Act  Sections 302A.471 and 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. Rights of dissenting shareholders

Subdivision 1. Actions creating rights. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) An amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

     (1) alters or abolishes a preferential right of the shares;

     (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

     (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

     (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

(b) A sale, lease, transfer, or other disposition of all or substantially all of the property and assets of the corporation, but not including a transaction permitted without shareholder approval in section 302A.661, subdivision 1, or a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

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B.1      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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(c)  A plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3, and except for a plan of merger adopted under section 302A.626;

(d) A plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, except as provided in subdivision 3; or

(e) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

Subdivision 2. Beneficial owners.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) The beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

Subdivision 3. Rights not to apply.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of (1) the surviving corporation in a merger with respect to shares of the shareholder that are not entitled to be voted on the merger or (2) the corporation whose shares will be acquired by the acquiring corporation in a plan of exchange with respect to shares of the shareholder that are not entitled to be voted on the plan of exchange and are not exchanged in the plan of exchange.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

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B.2      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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Subdivision 4. Other rights. The shareholders of a corporation who have a right under this section to obtain payment for their shares do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. Procedures for asserting dissenters' rights

Subdivision 1. Definitions.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

Subdivision 2. Notice of action. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

Subdivision 3. Notice of dissent. If the proposed action must be approved by the shareholders, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

Subdivision 4. Notice of procedure; deposit of shares.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to all shareholders who have complied with subdivision 3 and to all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

     (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

     (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

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B.3      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

     (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

     (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

Subdivision 5. Payment; return of shares.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

     (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

     (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

     (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitled the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

--------------------------------------------------------------------------------
B.4      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Subdivision 6. Supplemental payment; demand. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

Subdivision 7. Petition; determination. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

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B.5      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Subdivision 8. Costs; fees; expenses.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

--------------------------------------------------------------------------------
B.6      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Exhibit C

Management's  Discussion  of the Buying  Fund For the fiscal year ended July 31,
2003

Questions and Answers with Portfolio Management

Q:   How did AXP New Dimensions Fund perform for fiscal year 2003?

A: AXP New Dimensions Fund's Class A shares (excluding sales charge) gained 9.47% for the 12 months ended July 31, 2003, outperforming the 8.97% return of Lipper Large-Cap Growth Funds Index, representing the Fund's peer group. The S&P 500 Index increased 10.64% over the same period.

Q: What factors most significantly affected Fund performance during the annual period?

A: Effective stock selection helped the Fund outpace its peer group for the 2003 fiscal year. For example, WalMart, Citigroup and Bank of America were strong performers for the year overall. Johnson & Johnson and 3M held up well during the first half; Amgen and Target were among the Fund's best performers during the second half. The portfolio's conservative stance, including an emphasis on consumer cyclical companies, also helped performance during most of the annual period. However, when the equity market rose sharply in the autumn and again in the second calendar quarter, the Fund's relatively conservative stocks did not rally as much as more aggressive, smaller companies. The Fund was also underweighted in the strongly performing information technology sector relative to the S&P 500 Index. Thus, the Fund underperformed its benchmark index.

     The equity market was exceptionally volatile during fiscal year 2003. During the summer, stock markets reached four-year lows, depressing stocks of every style and capitalization, including large-cap growth stocks. October and November marked a vigorous market rally, led by the most beaten-up sectors of the past three years, including telecommunications and technology. After starting the new year on a positive note, the equity market then began a sustained decline, as fears surrounding the likely war with Iraq heightened and economic activity subsequently slowed. By the beginning of March, the market rallied as investors grew optimistic about a military victory.

--------------------------------------------------------------------------------
C.1      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

     The second calendar quarter marked the largest single quarterly gain for the S&P 500 Index in nearly five years. A significant number of corporate earnings announcements met or exceeded expectations, and earnings estimates were revised upward. Furthermore, the low interest rate environment and declining yields on bond investments drew more attention to equities, as investors sought higher returns. The case for owning equities was additionally strengthened by a $350 billion U.S. tax cut, an accommodative Federal Reserve Board, and a declining dollar that benefited U.S. companies distributing products and services overseas. Finally, while the transition to democracy in Iraq is by no means at an end, the conclusion of active military operations provided the equity markets with a degree of geopolitical stability not seen for some time. July was a relatively neutral month for the marketplace, with the S&P 500 Index rising a modest 1.76%.

     Among the Fund's specific stock disappointments were Microsoft and Viacom. Microsoft was a top performer during the first half of the fiscal year, but experienced a slowdown in growth during the second half along with much of the personal computer industry. Entertainment company Viacom lost ground primarily due to a slowdown in advertising spending. However, we continued to hold both of these companies in the Fund's

(bar chart
                             PERFORMANCE COMPARISON
                       For the period ended July 31, 2003
12%                                 (bar 2)
         (bar 1)                    +10.64%
10%      +9.47%                                             (bar 3)
                                                             +8.97%
 8%

 6%

 4%

 2%

 0%

(bar 1)  AXP New Dimensions Fund Class A (excluding sales charge)
(bar 2)  S&P 500 Index (unmanaged)
(bar 3)  Lipper Large-Cap Growth Funds Index

(see "The Fund's Long-term Performance"  for Index descriptions)

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
C.2 AMERICAN EXPRESS FUNDS -- PROXY STATEMENT portfolio, as each is clearly a leader in its respective industry, and we are optimistic about their prospects going forward. Lockheed Martin in the defense industry was another disappointment, as the high level of government spending anticipated by many was not fully realized. We reduced the Fund's holding in this stock.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: The Fund has historically had a low turnover rate compared to many of its large-cap growth peers, and we upheld this tradition in fiscal year 2003. Indeed, for most of the fiscal year, the bulk of the Fund's assets remained relatively constant. However, we slightly increased our positions in the energy sector in anticipation of improving stock prices. Within the healthcare sector, we shifted away from hospitals and distribution companies toward a focus on biotechnology and medical device companies. For example, we eliminated the Fund's position in HCA, the nation's largest hospital chain, and bought Amgen, a leading biotechnology company in the fight against cancer. We also added Genzyme and Stryker to the portfolio. Genzyme is a biotechnology company focused on rare genetic disorders, renal disease and osteoarthritis. Stryker is a surgical and medical device manufacturer.

     In June, we repositioned the Fund a bit, shifting the portfolio's stance to take advantage of the less risk-averse market environment. We moderately increased the Fund's weighting in the technology sector, with a focus on software-related companies. We also reduced the Fund's weighting in the more defensive consumer staples sector, by cutting back on such positions as Procter & Gamble and eliminating Budweiser. We then redeployed those assets into industrial-related and business services companies that we believe may benefit from the eventual upturn in the economy. One such addition to the portfolio was Caterpillar, the manufacturer of construction, agricultural, mining and forestry machinery.

--------------------------------------------------------------------------------
C.3      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Q:   How do you intend to manage the Fund in the coming months?

A: We are optimistic about the equity market going forward. A great deal of fiscal and monetary stimulus is currently in the pipeline, including low interest rates, tax cuts and dividend and capital gains tax reform. Such stimulus should help boost economic growth in the months ahead. What is missing so far is job growth, which is key to improving consumer confidence and consumer spending. Also, capital spending remains flat, as businesses remain reluctant to hire or invest aggressively.

     Our focus will remain on seeking long-term growth of capital. We will continue to broadly diversify the Fund's holdings, looking for large-cap opportunities that display good fundamentals and a better-than-average potential for growth. We will also continue to look for dividend-paying stocks of companies that can maintain earnings growth through varying market cycles.

AVERAGE ANNUAL TOTAL RETURNS
as of July 31, 2003

                           Class A              Class B                 Class C                   Class Y
(Inception dates)         (8/1/68)             (3/20/95)               (6/26/00)                 (3/20/95)
                       NAV(1)    POP(2)   NAV(1)     After CDSC(3)  NAV(1)  After CDSC(4)   NAV(5)      POP(5)
1 year                 +9.47%    +3.18%   +8.63%        +4.63%      +8.59%     +8.59%       +9.64%      +9.64%
5 years                +0.14%    -1.04%   -0.62%        -0.78%        N/A        N/A        +0.29%      +0.29%
10 years               +9.89%    +9.24%     N/A           N/A         N/A        N/A          N/A         N/A
Since inception          N/A       N/A    +9.58%        +9.58%     -12.56%    -12.56%      +10.58%     +10.58%

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

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C.4      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

The Fund's Long-term Performance

This chart illustrates the total value of an assumed $10,000 investment in AXP New Dimensions Fund Class A shares (from 8/1/93 to 7/31/03) as compared to the performance of two widely cited performance indices, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Large-Cap Growth Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

Past performance is no guarantee of future results. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect taxes payable on distributions and redemptions. Also see "Past Performance" in the Fund's current prospectus.

(line chart)
                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                           IN AXP NEW DIMENSIONS FUND

AXP New Dimensions
  Fund Class A          $ 9,425   $ 9,857   $12,349   $14,390   $20,694   $24,044   $28,862   $35,546   $28,046  $22,117   $24,211
S&P 500 Index(1)        $10,000   $10,516   $13,262   $15,460   $23,521   $28,056   $33,723   $36,748   $31,482  $24,043   $26,601
Lipper Large-Cap
  Growth Funds Index(2) $10,000   $10,486   $13,507   $15,045   $22,277   $26,768   $32,906   $40,165   $26,348  $18,976   $20,678

                           '93       '94       '95       '96      '97       '98       '99       '00       '01       '02      '03

(1) S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

(2) The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                               Average Annual Total Returns
                       Class A with Sales Charge as of July 31, 2003
1 year                                                                    +3.18%
5 years                                                                   -1.04%
10 years                                                                  +9.24%

--------------------------------------------------------------------------------
C.5      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Exhibit D

                         AXP(R) NEW DIMENSIONS(R) FUND

                                   Prospectus

                                 Sept. 29, 2003

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
D.1      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                            D.3

Goal                                                                D.3

Principal Investment Strategies                                     D.3

Principal Risks                                                     D.4

Past Performance                                                    D.5

Fees and Expenses                                                   D.8

Investment Manager                                                 D.10

Other Securities and
  Investment Strategies                                            D.10

Buying and Selling Shares                                          D.11

Valuing Fund Shares                                                D.11

Investment Options                                                 D.12

Purchasing Shares                                                  D.13

Transactions Through Third Parties                                 D.16

Sales Charges                                                      D.16

Exchanging/Selling Shares                                          D.20

Distributions and Taxes                                            D.24

Master/Feeder Structure                                            D.26

Financial Highlights                                               D.27

Supplement dated Jan. 20, 2004                                     D.32

--------------------------------------------------------------------------------
D.2      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

The Fund

GOAL

AXP New Dimensions Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in common stocks showing potential for significant growth.

These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Identifying companies that AEFC believes have above-average long-term growth potential based on:

     o    effective management,

     o    financial strength, and

     o    competitive market position; as well as

o Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     o    The security is overvalued relative to alternative investments.

     o    The company has met AEFC's earnings and/or growth expectations.

     o Political, economic, or other events could affect the company's performance.

     o    AEFC wishes to minimize potential losses.

     o    AEFC identifies a more attractive opportunity.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

--------------------------------------------------------------------------------
D.3      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Issuer Risk

   Style Risk

   Foreign Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

--------------------------------------------------------------------------------
D.4      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

(bar chart)
                               CLASS A PERFORMANCE
                            (based on calendar years)
 40%

 35%                  +35.56%
                                                    +31.56%
 30%
                                              +28.31%
 25%
                               +24.42% +24.62%
 20%

 15%
      +14.05%
 10%

  5%

  0%
              +2.98%
 -5%
                                                            -8.82%
-10%

-15%                                                              -15.49%

-20%                                                                    -21.51%

-25%

       1993    1994    1995   1996     1997    1998  1999   2000    2001  2002

During the period shown in the bar chart, the highest return for a calendar quarter was +24.24% (quarter ending December 1998) and the lowest return for a calendar quarter was -15.74% (quarter ending September 2001).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The Fund's Class A year to date return as of June 30, 2003 was +11.31%.

--------------------------------------------------------------------------------
D.5      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Average Annual Total Returns (as of Dec. 31, 2002)
                                                                                    Since          Since
                                              1 year     5 years     10 years  inception (B&Y) inception (C)
New Dimensions:
   Class A
     Return before taxes                      -26.02%     -0.77%      +8.39%         N/A            N/A
     Return after taxes on distributions      -26.07%     -1.71%      +6.82%         N/A            N/A
     Return after taxes on distributions
     and sale of fund shares                  -15.98%     -0.34%      +6.60%         N/A            N/A
   Class B
     Return before taxes                      -25.20%     -0.50%        N/A       +8.54%(a)         N/A
   Class C
     Return before taxes                      -22.10%       N/A         N/A          N/A        -19.41%(c)
   Class Y
     Return before taxes                      -21.38%     +0.55%        N/A       +9.51%(a)         N/A
S&P 500 Index                                 -22.10%     -0.59%      +9.34%      +9.33%(b)     -17.06%(d)
Lipper Large-Cap Growth Funds Index           -28.11%     -4.16%      +6.30%      +5.96%(b)     -28.09%(d)

(a) Inception date was March 20, 1995.

(b) Measurement period started April 1, 1995.

(c) Inception date was June 26, 2000.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

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D.6      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

For purposes of this calculation we assumed:

o    the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class C shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
D.7      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                            Class A    Class B    Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                        5.75%(b)     none       none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)      none        5%        1%(c)      none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(e)                             0.57%    0.57%   0.57%    0.57%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(f)                              0.26%    0.28%   0.30%    0.34%
Total                                          1.08%    1.85%   1.87%    0.91%

(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Both in this table and the following example fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management."

(e) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.05% for the most recent fiscal year.

(f) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses. Effective May 2003, the Fund's transfer agency fee increased. The percentages above reflect the increase.

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D.8      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                                      1 year   3 years   5 years  10 years
Class A(a)                            $679      $899    $1,137    $1,821
Class B                               $588      $882    $1,102    $1,972(b)
Class C                               $190      $588    $1,012    $2,195
Class Y                               $ 93      $290    $  505    $1,124

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                      1 year   3 years   5 years  10 years
Class A(a)                            $679      $899    $1,137    $1,821
Class B                               $188      $582    $1,002    $1,972(b)
Class C                               $190      $588    $1,012    $2,195
Class Y                               $ 93      $290    $  505    $1,124

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

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D.9      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

INVESTMENT MANAGER

The Fund's assets are invested in Growth Trends Portfolio (the Portfolio), which is managed by AEFC.

Gordon Fines, Vice President and Senior Portfolio Manager

o    Managed the Portfolio since 1991.

o    Leads the Growth Team.

o    Joined AEFC in 1981.

o    Began investment career in 1967.

o    Undergraduate in History, Northwestern University.

The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.57% of the Portfolio's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The maximum monthly adjustment (increase or decrease) will be 0.12% of the Portfolio's average net assets on an annual basis. Under the agreement, the Portfolio also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Portfolio, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stock, debt obligations of any rating, and convertible securities. Additionally, the Fund may use derivative instruments to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

--------------------------------------------------------------------------------
D.10      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Buying and Selling Shares

The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc., you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars.

AEFC will price a security at fair value in accordance with procedures adopted by the Fund's Board of Directors if a reliable market quotation is not readily available. AEFC also may use fair value if a security's value has been materially affected by events after the close of the primary exchanges or markets on which the security is traded and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is different from the quoted or published price.

--------------------------------------------------------------------------------
D.11      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary

The Fund offers four different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A        Class B          Class C         Class Y
----------------- -------------- ---------------- --------------- --------------
Availability      Available to   Available to     Available to    Limited to
                  all            all investors.   all investors.  qualifying
                  investors.                                      institutional
                                                                  investors.
----------------- -------------- ---------------- --------------- --------------
Initial Sales     Yes. Payable   No. Entire       No. Entire      No. Entire
Charge            at time of     purchase price   purchase        purchase price
                  purchase.      is invested in   price is        is invested in
                  Lower sales    shares of the    invested in     shares of the
                  charge for     Fund.            shares of the   Fund.
                  larger                          Fund.
                  investments.
----------------- -------------- ---------------- --------------- --------------
Deferred Sales    On purchases   Maximum 5%       1% CDSC         None.
Charge            over           CDSC during      applies if
                  $1,000,000,    the first year   you sell your
                  1% CDSC        decreasing to    shares less
                  applies if     0% after six     than one year
                  you sell       years.           after
                  your shares                     purchase.
                  less than
                  one year
                  after
                  purchase.
----------------- -------------- ---------------- --------------- --------------
Distribution      Yes.*          Yes.*            Yes.*           Yes.
and/or            0.25%          1.00%            1.00%           0.10%
Shareholder
Service Fee
----------------- -------------- ---------------- --------------- --------------
Conversion to     N/A            Yes,             No.             No.
Class A                          automatically
                                 in ninth
                                 calendar year
                                 of ownership.
----------------- -------------- ---------------- --------------- --------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

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D.12      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES

To purchase shares through entities other than American Express Financial Advisors Inc. (the Distributor), please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

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D.13      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- ---------------------------------------------
Individual or joint account        The individual or one of the owners listed on
                                   the joint account
---------------------------------- ---------------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- ---------------------------------------------
A revocable living trust           The grantor-trustee (the person who puts the
                                   money into the trust)
---------------------------------- ---------------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no legal
                                   entity is designated in the account title)
---------------------------------- ---------------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- ---------------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- ---------------------------------------------
Corporate or LLC electing          The corporation
corporate status on  Form 8837
---------------------------------- ---------------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- ---------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

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D.14      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                         $2,000*
Additional investments:                     $500**
Fund minimum balances:                      $300
Qualified minimum account balances:         none

 *   $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

If your Fund balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

By scheduled investment plan

Minimum amounts
Initial investment:                         $2,000*
Additional investments:                     $100**
Account balances:                           none (on a scheduled investment
                                            plan with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

 *   $100 for direct at fund accounts.

**   $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

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D.15      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 872-4377 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                      Sales charge as percentage of:
Total market value         Public offering price*         Net amount invested
Up to $49,999                        5.75%                         6.10%
$50,000-$99,999                      4.75                          4.99
$100,000-$249,999                    3.50                          3.63
$250,000-$499,999                    2.50                          2.56
$500,000-$999,999                    2.00                          2.04
$1,000,000 or more                   0.00                          0.00

* Offering price includes the sales charge.

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D.16      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

The sales charge on Class A shares may be lower than 5.75%, based on the combined market value of:

o    your current investment in this Fund,

o    your previous investment in this Fund, and

o investments you and your primary household group have made in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

--------------------------------------------------------------------------------
D.17      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.

o purchases made within 90 days after a sale of American Express Fund shares (up to the amount sold). Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,
     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o   within the University of Texas System ORP,

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o   within the University of Massachusetts After-Tax Savings Program, or

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:       The CDSC percentage rate is:
First year                                         5%
Second year                                        4%
Third year                                         4%
Fourth year                                        3%
Fifth year                                         2%
Sixth year                                         1%
Seventh year                                       0%

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D.18      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o    at least 59 1/2 years old AND

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     o    selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

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D.19      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

EXCHANGING/SELLING SHARES

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, the Distributor and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgement has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

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D.20      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

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D.21      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o    your account number

o    the name of the fund(s)

o    the class of shares to be exchanged or sold

o    your Social Security number or Employer Identification number

o    the dollar amount or number of shares you want to exchange or sell

o    specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o    delivery instructions, if applicable

o    any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless specified differently and signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 872-4377 for brokerage accounts

(800) 437-3133 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100

Maximum sale amount:       $100,000

--------------------------------------------------------------------------------
D.22      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

By wire

Money can be wired from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o    Minimum amount: $1,000

o    Pre-authorization is required.

o    A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o    Minimum payment: $100*.

o Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

--------------------------------------------------------------------------------
D.23      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. As a result of the Fund's goal and investment strategies, distributions from the Fund may consist of a significant amount of capital gains.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

--------------------------------------------------------------------------------
D.24      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
D.25      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                        Investors buy shares in the Fund

                      The Fund buys units in the Portfolio

          The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

--------------------------------------------------------------------------------
D.26      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                             2003       2002       2001       2000       1999
Net asset value, beginning of period                                   $20.04     $25.43     $36.26     $31.21     $27.59
Income from investment operations:
Net investment income (loss)                                              .07        .05        .02        .02        .06
Net gains (losses) (both realized and unrealized)                        1.82      (5.42)     (7.37)      7.14       5.31
Total from investment operations                                         1.89      (5.37)     (7.35)      7.16       5.37
Less distributions:
Dividends from net investment income                                     (.03)      (.02)      (.01)      (.05)      (.06)
Excess distributions from net investment income                            --         --       (.01)        --         --
Distributions from realized gains                                          --         --      (3.46)     (2.06)     (1.69)
Total distributions                                                      (.03)      (.02)     (3.48)     (2.11)     (1.75)
Net asset value, end of period                                         $21.90     $20.04     $25.43     $36.26     $31.21

Ratios/supplemental data
Net assets, end of period (in millions)                                $9,859     $9,863    $13,857    $17,777    $13,568
Ratio of expenses to average daily net assets(c)                        1.08%      1.06%      1.00%       .90%       .86%
Ratio of net investment income (loss) to average daily net assets        .42%       .19%       .12%       .19%       .24%
Portfolio turnover rate (excluding short-term securities)                 20%        27%        29%        34%        34%
Total return(e)                                                         9.47%    (21.14%)   (21.10%)    23.16%     20.04%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
D.27      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                             2003       2002       2001       2000       1999
Net asset value, beginning of period                                   $19.12     $24.44     $35.22     $30.54     $27.19
Income from investment operations:
Net investment income (loss)                                             (.04)      (.14)      (.13)      (.24)      (.10)
Net gains (losses) (both realized and unrealized)                        1.69      (5.16)     (7.19)      6.98       5.14
Total from investment operations                                         1.65      (5.30)     (7.32)      6.74       5.04
Less distributions:
Dividends from net investment income                                       --       (.02)        --         --         --
Distributions from realized gains                                          --         --      (3.46)     (2.06)     (1.69)
Total distributions                                                        --       (.02)     (3.46)     (2.06)     (1.69)
Net asset value, end of period                                         $20.77     $19.12     $24.44     $35.22     $30.54

Ratios/supplemental data
Net assets, end of period (in millions)                                $3,457     $3,728     $5,169     $6,252     $4,070
Ratio of expenses to average daily net assets(c)                        1.85%      1.83%      1.76%      1.66%      1.63%
Ratio of net investment income (loss) to average daily net assets       (.35%)     (.57%)     (.65%)     (.57%)     (.53%)
Portfolio turnover rate (excluding short-term securities)                 20%        27%        29%        34%        34%
Total return(e)                                                         8.63%    (21.71%)   (21.69%)    22.20%     19.13%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
D.28      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                             2003       2002       2001       2000(b)
Net asset value, beginning of period                                   $19.10     $24.42     $35.23     $35.52
Income from investment operations:
Net investment income (loss)                                            (0.04)      (.14)      (.13)      (.01)
Net gains (losses) (both realized and unrealized)                        1.68      (5.16)     (7.19)      (.28)
Total from investment operations                                         1.64      (5.30)     (7.32)      (.29)
Less distributions:
Dividends from net investment income                                       --       (.02)      (.02)        --
Excess distributions from net investment income                            --         --       (.01)        --
Distributions from realized gains                                          --         --      (3.46)        --
Total distributions                                                        --       (.02)     (3.49)        --
Net asset value, end of period                                         $20.74     $19.10     $24.42     $35.23

Ratios/supplemental data
Net assets, end of period (in millions)                                   $59        $44        $30         $2
Ratio of expenses to average daily net assets(c)                        1.87%      1.85%      1.76%      1.66%(d)
Ratio of net investment income (loss) to average daily net assets       (.38%)     (.60%)     (.75%)     (.74%)(d)
Portfolio turnover rate (excluding short-term securities)                 20%        27%        29%        34%
Total return(e)                                                         8.59%    (21.73%)   (21.70%)     (.82%)(f)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
D.29      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                             2003       2002       2001       2000       1999
Net asset value, beginning of period                                   $20.14     $25.51     $36.33     $31.24     $27.62
Income from investment operations:
Net investment income (loss)                                              .11        .09        .07        .05        .09
Net gains (losses) (both realized and unrealized)                        1.83      (5.44)     (7.38)      7.19       5.30
Total from investment operations                                         1.94      (5.35)     (7.31)      7.24       5.39
Less distributions:
Dividends from net investment income                                     (.06)      (.02)      (.02)      (.09)      (.08)
Excess distributions from net investment income                            --         --       (.03)        --         --
Distributions from realized gains                                          --         --      (3.46)     (2.06)     (1.69)
Total distributions                                                      (.06)      (.02)     (3.51)     (2.15)     (1.77)
Net asset value, end of period                                         $22.02     $20.14     $25.51     $36.33     $31.24

Ratios/supplemental data
Net assets, end of period (in millions)                                $3,472     $3,222     $4,677     $6,328     $5,513
Ratio of expenses to average daily net assets(c)                         .91%       .90%       .84%       .74%       .77%
Ratio of net investment income (loss) to average daily net assets        .59%       .36%       .28%       .35%       .33%
Portfolio turnover rate (excluding short-term securities)                 20%        27%        29%        34%        34%
Total return(e)                                                         9.64%    (21.00%)   (20.97%)    23.35%     20.12%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
D.30      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-1629

Ticker Symbol
Class A: INNDX    Class B:INDBX
Class C: ANDCX    Class Y:IDNYX

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6440-99 W (9/03)

--------------------------------------------------------------------------------
D.31      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Prospectus Supplement -- Jan. 20, 2004*

Fund Name (Date)                                               Prospectus Form #
AXP Blue Chip Advantage Fund  (April 1, 2003)                      S-6025-99 V
AXP Diversified Bond Fund  (Oct. 30, 2003)                         S-6495-99 W
AXP California Tax-Exempt Fund  (Aug. 29, 2003)                    S-6328-99 X
AXP Core Bond Fund  (Sept. 29, 2003)S-6267-99 C
AXP Discovery Fund  (Sept. 29, 2003)S-6457-99 Y
AXP Diversified Equity Income Fund  (Nov. 28, 2003)                S-6475-99 W
AXP Emerging Markets Fund  (Dec. 30, 2003)                         S-6354-99 L
AXP Equity Select Fund  (Jan. 29, 2003)                            S-6426-99 W
AXP Equity Select Fund  (Jan. 29, 2004)                            S-6426-99 X
AXP Equity Value Fund (May 30, 2003)S-6382-99 N
AXP European Equity Fund  (Dec. 30, 2003)                          S-6006-99 F
AXP Focused Growth Fund  (May 30, 2003)                            S-6003-99 E
AXP Global Balanced Fund  (Dec. 30, 2003)                          S-6352-99 J
AXP Global Bond Fund  (Dec. 30, 2003)                              S-6309-99 X
AXP Global Equity Fund  (Dec. 30, 2003)                            S-6334-99 W
AXP Global Technology Fund  (Dec. 30, 2003)                        S-6395-99 G
AXP Growth Dimensions Fund  (Sept. 29, 2003)                       S-6004-99 F
AXP Growth Fund  (Sept. 29, 2003)                                  S-6455-99 X
AXP High Yield Bond Fund (July 30, 2003)                           S-6370-99 W
AXP High Yield Tax-Exempt Fund  (Jan. 29, 2003)                    S-6430-99 X
AXP High Yield Tax-Exempt Fund  (Jan. 29, 2004)                    S-6430-99 Y
AXP Income Opportunities Fund  (Sept. 29, 2003)                    S-6266-99 C
AXP Inflation Protected Securities Fund  (Jan. 12, 2004)           S-6280-99 A
AXP Insured Tax-Exempt Fund  (Aug. 29, 2003)                       S-6327-99 Y
AXP Intermediate Tax-Exempt Fund  (Jan. 29, 2003)                  S-6355-99 K
AXP Intermediate Tax-Exempt Fund  (Jan. 29, 2004)                  S-6355-99 L
AXP International Fund  (Dec. 30, 2003)                            S-6140-99 Y
AXP Large Cap Equity Fund  (Sept. 29, 2003)                        S-6244-99 D
AXP Large Cap Value Fund  (Sept. 29, 2003)                         S-6246-99 D
AXP Limited Duration Bond Fund  (Sept. 29, 2003)                   S-6265-99 C
AXP Managed Allocation Fund  (Nov. 28, 2003)                       S-6141-99 X
AXP Massachusetts Tax-Exempt Fund  (Aug. 29, 2003)                 S-6328-99 X
AXP Michigan Tax-Exempt Fund  (Aug. 29, 2003)                      S-6328-99 X
AXP Mid Cap Value Fund  (Nov. 28, 2003)                            S-6241-99 D
AXP Minnesota Tax-Exempt Fund  (Aug. 29, 2003)                     S-6328-99 X
AXP Mutual  (Nov. 28, 2003)                                        S-6326-99 X
AXP New Dimensions Fund  (Sept. 29, 2003)                          S-6440-99 W
AXP New York Tax-Exempt Fund  (Aug. 29, 2003)                      S-6328-99 X
AXP Ohio Tax-Exempt Fund  (Aug. 29, 2003)                          S-6328-99 X
AXP Partners Aggressive Growth Fund  (July 30, 2003)               S-6260-99 C
AXP Partners Fundamental Value Fund  (July 30, 2003)               S-6236-99 E
AXP Partners Growth Fund  (July 30, 2003)                          S-6261-99 C

--------------------------------------------------------------------------------
D.32      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Fund Name (Date)                                               Prospectus Form #
AXP Partners International
  Aggressive Growth Fund  (Dec. 30, 2003)                          S-6243-99 F
AXP Partners International  Core Fund  (Dec. 30, 2003)             S-6259-99 D
AXP Partners International  Select Value Fund  (Dec. 30, 2003)     S-6242-99 F
AXP Partners International Small Cap Fund (Dec. 30, 2003)          S-6258-99 D
AXP Partners Select Value Fund  (July 30, 2003)                    S-6240-99 D
AXP Partners Small Cap Core Fund  (July 30, 2003)                  S-6237-99 E
AXP Partners Small Cap Growth Fund  (May 30, 2003)                 S-6301-99 E
AXP Partners Small Cap Value Fund  (July 30, 2003)                 S-6239-99 E
AXP Partners Value Fund  (July 30, 2003)                           S-6238-99 E
AXP Precious Metals Fund  (May 30, 2003)                           S-6142-99 X
AXP Progressive Fund  (Nov. 28, 2003)                              S-6449-99 X
AXP Quantitative Large Cap Equity Fund  (Sept. 29, 2003)           S-6263-99 C
AXP Real Estate Fund  (Jan. 6, 2004)                               S-6281-99 A
AXP Research Opportunities Fund  (Sept. 29, 2003)                  S-6356-99LK
AXP Selective Fund  (July 30, 2003)                                S-6376-99 X
AXP Short Duration U.S. Government Fund  (July 30, 2003)           S-6042-99 X
AXP Small Cap Advantage Fund  (May 30, 2003)                       S-6427-99 G
AXP Small Company Index Fund  (April 1, 2003)                      S-6357-99 L
AXP Stock Fund  (Nov. 28, 2003)                                    S-6351-99 X
AXP Strategy Aggressive Fund  (May 30, 2003)                       S-6381-99 N
AXP Tax-Exempt Bond Fund (Jan. 29, 2003)                           S-6310-99 X
AXP Tax-Exempt Bond Fund (Jan. 29, 2004)                           S-6310-99 Y
AXP U.S. Government Mortgage Fund (July 30, 2003)                  S-6245-99 D
AXP Utilities Fund (Aug. 29, 2003)                                 S-6341-99 X

For the prospectus

Under the heading "Buying and Selling Shares," the section titled "Should you purchase Class A, Class B or Class C shares" has been revised to read as follows:

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

--------------------------------------------------------------------------------
D.33      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

Under the heading "Sales Charges," the first bullet in the section titled "Other Class A sales charge policies" has been revised to read as follows:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, provided that the plan uses the Distributor's group billing services, and

S-6426-24 C (1/04)
* Valid until next prospectus update.
Destroy - Jan. 30, 2005


--------------------------------------------------------------------------------
D.34      AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------



                                                                 S-6300 A (3/04)

American                                                                   PROXY
  Express(R)
 Funds


                              [FUND NAME DROP-IN]
                           Principal Executive Office
                     901 Marquette Avenue South, Suite 2810
                           Minneapolis, MN 55402-3268
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                             To be held ______, 2004

Your fund will hold a special shareholders' meeting at __________ on ______, 2004, at ______________________, Minneapolis, MN. You are entitled to vote at the meeting if you were a shareholder on ________, 2004. Please read the proxy statement. The Board recommends that you vote FOR the proposal. Please vote immediately by mail, telephone, or internet, even if you plan to attend the meeting. Just follow the instructions on this proxy card.

                    VOTE VIA THE INTERNET:
                    VOTE VIA THE TELEPHONE:
                    CONTROL NUMBER: 999 9999 999

                    The undersigned hereby appoints Leslie L. Ogg, ________ and _________ or anyone of them, as proxies, with full power of substitution, to represent and to vote all of the shares of the undersigned at the special meeting to be held on ______, ____, and any adjournment therof.

                    Note: Please sign this proxy exactly as your name or names appears hereon. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

                    ------------------------------------------------------------
                    Signature

                    ------------------------------------------------------------
                    Signature of joint owner, if any

                    ------------------------------------------------------------
                    Date

Please vote by filling in the appropriate box below. If you do not mark the proposal, your Proxy will be voted FOR the proposal.

PLEASE MARK VOTES AS IN THIS EXAMPLE (shade box) [X]

                                                                                        FOR    AGAINST   ABSTAIN
1.   To approve an Agreement and Plan of Reorganization between the Fund and AXP
     New Dimensions Fund.                                                               [ ]      [ ]       [ ]

EVERY SHAREHOLDER'S VOTE IS IMPORTANT! PLEASE SIGN, DATE AND RETURN YOUR PROXY CARD TODAY!

                       Statement of Additional Information

                                 ________, 2004

                         AXP(R) Dimensions Series, Inc.
                          AXP(R) New Dimensions Fund(R)



This Statement of Additional Information ("SAI") consists of this cover page and incorporates by reference the following described documents, each of which has been previously filed and accompanies this Statement of Additional Information:

1.   AXP New Dimensions Fund's most recent SAI, dated Sept. 29, 2003.

2. AXP New Dimensions Fund's most recent annual report, for the period ended July 31, 2003.

3. AXP Focused Growth Fund's most recent SAI, dated May 30, 2003, as supplemented.

4.   AXP Growth Dimensions Fund's most recent SAI, dated Sept. 29, 2003.

5. AXP Focused Growth Fund's most recent annual report, for the period ended March 31, 2003.

6. AXP Focused Growth Fund's most recent semiannual report for the period ended Sept. 30, 2003.

7. AXP Growth Dimensions Fund's most recent annual report, for the period ended July 31, 2003.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained by calling (866) 270-3133 or writing American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474.

                                                              S-6300-20 A (3/04)

Item 15. Indemnification.

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved(including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a) Amended and Restated Articles of Incorporation dated Nov. 10, 1988, filed electronically as Exhibit No. 1 to Post-Effective Amendment No. 42 to Registration Statement No. 2-28529, are incorporated by reference.

(1)(b)   Articles of Amendment to the Articles of Incorporation dated
         June 16, 1999, are incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 65 to Registration Statement No. 2-28529 filed on or about Sept. 26, 2001.

(1)(c) Articles of Amendment to the Articles of Incorporation for AXP New Dimensions Fund, Inc. dated Nov. 14, 2002 are incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 68 to Registration Statement No. 2-28529 filed on or about Sept. 25, 2003.

(2) By-Laws of AXP New Dimensions Fund, Inc. as amended January 11, 2001, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 65 to Registration Statement No. 2-28529 filed on or about Sept. 26, 2001.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A of this Registration Statement.

(5)      Not applicable.

(6)(a) Investment Management Services Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 2-28529, is incorporated by reference. The agreement was assumed by the Portfolio when the Fund adopted the master/feeder structure.

(6)(b) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendments to Investment Management Services Agreements differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(7) Distribution Agreement dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Post-Effective Amendment No. 57 to Registration Statement No. 2-28529, is incorporated by reference.

(9)(b) Addendum to the Custodian Agreement between IDS New Dimensions Fund, Inc., on behalf of AXP New Dimensions Fund, American Express Trust Company and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 8(b) to Post-Effective Amendment No.
         57  to  Registration   Statement  No.  2-28529,   is  incorporated  by
         reference.

(9)(c) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(9)(d) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(9)(e) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(f) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(g) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(h) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003 is incorporated by reference.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. Registrant and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 26, 1999. Registrant's Plan and Agreement of Distribution for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(b) Plan and Agreement of Distribution for Class C Shares between Registrant, AXP New Dimensions Fund, Inc., on behalf of AXP Growth Dimensions Fund and AXP New Dimensions Fund and American Express Financial Advisors, dated March 9, 2000, filed electronically on or about September 27, 2000, as Exhibit (m)(3) to Post-Effective Amendment No. 64 to Registration Statement No. 2-28529 is incorporated by reference.

(10)(c) Rule 18f-3 Plan, dated March 9, 2000, is incorporated by reference to Exhibit (n) to AXP Bond Fund Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 26, 2000.

(11)     Opinion and consent of counsel is filed electronically herewith.

(12)     Tax opinion to be filed by amendment.

(13)(a) Administrative Services Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Financial Corporation dated March 20, 1995, filed electronically as Exhibit 9(e) to Post-Effective Amendment No. 57 to Registration Statement No. 2-28529, is incorporated by reference.

(13)(b) Amendment to Administrative Services Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Financial Corporation, effective November 1, 1997, is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 58 to Registration Statement No. 2-28529 filed on or about Sept. 29, 1999.

(13)(c) License Agreement between Registrant and IDS Financial Corporation dated January 25, 1988, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 44 to Registration Statement No. 2-28529, is incorporated by reference.

(13)(d) License Agreement dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999, as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(e) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997, as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated herein by reference. Registrant's Class Y Shareholder Service Agreement for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(f) Transfer Agency Agreement between AXP Dimension Series, Inc., on behalf of AXP Growth Dimensions Fund and AXP New Dimensions Fund, and American Express Client Service Corporation, dated May 1, 2003, is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 68 to Registration Statement No. 2-28529 filed on or about Sept. 25, 2003.

(13)(g) Class I Shares Transfer Agency Agreement between the American Express Funds and American Express Client Services Corporation dated Nov. 13, 2003 filed electronically on or about Nov. 25, 2003 as Exhibit (h)(9), is incorporated by reference to AXP Stock Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-11358.

(13)(h) Amendment to Administrative Services Agreement between Registrant, on behalf of AXP New Dimensions Fund and American Express Financial Corporation, dated March 9, 1999 filed electronically on or about September 27, 2000 as Exhibit (h)(11) to Post-Effective Amendment No. 64 to Registration Statement No. 2-28529 is incorporated by reference.

(13)(i) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendments to Administrative Services Agreements differ from the one incorporated be reference only by the fact that Registrant is one executing party.

(14)     Independent Auditors' Consent to be filed by amendment.

(15)     Omitted Financial Statements: Not Applicable.

(16)(a) Directors'/Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 7, 2004, is filed electronically herewith.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 9, 2002, filed electronically as Exhibit
         (q)(2) to Post-Effective Amendment No. 66, to Registration Statement No. 2-28529 filed on or about September 25, 2002, is incorporated by reference.

(16)(c) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(5) to Post-Effective Amendment No. 66, to Registration Statement No. 2-28529 filed on or about September 25, 2002, is incorporated by reference.

(16)(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 18, 2002, filed electronically as Exhibit
         (q)(6) to Post-Effective Amendment No. 66, to Registration Statement No. 2-28529 filed on or about September 25, 2002, is incorporated by reference.

(16)(e) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 7, 2004, is filed electronically herewith.

(16)(f) Officers' Power of Attorney to sign Amendments to this Registration Statement dated January 9, 2002, filed electronically as Exhibit
         (q)(4) to Post-Effective Amendment No. 66, to Registration Statement No. 2-28529 filed on or about September 25, 2002, is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP
         Discovery   Series,   Inc.'s   Post-Effective   Amendment  No.  47  to
         Registration Statement No. 2-72174, is incorporated by reference.

(17)(c) Prospectus, dated Sept. 29, 2003, for AXP New Dimensions Fund is filed electronically herewith.

(17)(d) Statement of Additional Information, dated Sept. 29, 2003, for AXP New Dimensions Fund is filed electronically herewith.

(17)(e) Annual Report, dated Sept. 29, 2003 for the period ended July 31, 2003, for AXP New Dimensions Fund to be filed by amendment.

(17)(f) Prospectus, dated May 30, 2003, for AXP Focused Growth Fund is filed electronically herewith.

(17)(g) Statement of Additional Information, dated May 30, 2003, for AXP Focused Growth Fund is filed electronically herewith.

(17)(h) Annual Report, dated May 30, 2003 for the period ended March 31, 2003, for AXP Focused Growth Fund to be filed by amendment.

(17)(i) Semiannual Report, dated Sept. 30, 2003 for the same period ended, for AXP Focused Growth Fund to be filed by amendment.

(17)(j) Prospectus, dated Sept 29, 2003, for AXP Growth Dimensions Fund is filed electronically herewith.

(17)(k) Statement of Additional Information, dated Sept 29, 2003, for AXP Growth Dimensions Fund is filed electronically herewith.

(17)(l) Annual Report, dated Sept. 29, 2003 for the period ended July 31, 2003, for AXP Growth Dimensions Fund to be filed by amendment.

(17)(m) Prospectus Supplement, dated Jan. 20, 2004, for AXP New Dimensions Fund, AXP Growth Dimensions Fund and AXP Focused Growth Fund is filed electronically herewith.

(17)(n) Prospectus Supplement, dated Nov. 19, 2003, for AXP Growth Dimensions Fund and AXP Focused Growth Fund is filed electronically herewith.

(17)(o) Prospectus and Statement of Additional Information Supplement, dated May 28, 2003, for AXP Focused Growth Fund is filed electronically herewith.

Item 17. Undertakings.

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 2nd day of February, 2004.


AXP DIMENSIONS SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President


By /s/   Jeffrey P. Fox
   ---------------------
         Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 2nd day of February, 2004.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chairman of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

Signature                                            Capacity


/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors'/Trustees' Power of Attorney, dated January 7, 2004, filed electronically herewith as Exhibit (16)(a) to this Registration Statement by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 2nd day of February, 2004.




                               GROWTH TRUST


                               By /s/   Paula R. Meyer
                                  ----------------------
                                        Paula R. Meyer, President



                               By /s/   Jeffrey P. Fox
                                  ---------------------
                                        Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 2nd day of February, 2004.

Signature                                            Capacity

/s/  Arne H. Carlson***                              Chairman of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.***                       Trustee
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone***                            Trustee
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser***                            Trustee
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter***                              Trustee
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.***                        Trustee
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan G. Quasha***                               Trustee
----------------------
     Alan G. Quasha

Signature                                            Capacity


/s/  Stephen W. Roszell***                           Trustee
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson***                              Trustee
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby***                         Trustee
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott***                          Trustee
-------------------------
     William F. Truscott


*** Signed pursuant to Trustees' Power of Attorney dated Jan. 7, 2004, filed electronically herewith as Exhibit (16)(e) to this Registration Statement by:



/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg